GE INSTITUTIONAL FUNDS

U.S. Equity Fund

U.S. Large-Cap Core Equity Fund

Premier Growth Equity Fund

Small-Cap Equity Fund

S&P 500 Index Fund

International Equity Fund

Income Fund

Strategic Investment Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2016

To the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information

dated January 28, 2016, as supplemented and/or amended on March 30, 2016, July 1, 2016,

September 19, 2016 and September 20, 2016

On November 30, 2016, the GE Institutional Funds (the “Trust”) and each of its series portfolios will be rebranded in connection with the appointment of SSGA Funds Management, Inc. as investment adviser to the Funds. Therefore, effective November 30, 2016, all references to “GE Institutional Funds” as the name of the Trust will be replaced with “State Street Institutional Funds” or “State Street Institutional Funds (formerly known as GE Institutional Funds)” and all references to the name and ticker symbol of each individual Fund will be replaced with its respective new name and ticker symbol as follows:

Old Name	Old Ticker Symbol	New Name	New Ticker Symbol

GE Institutional Income Fund		State Street Institutional Income Fund
Investment Class	GFIIX	Investment Class	SSFIX
Service Class	GEISX	Service Class	SSFSX
GE Institutional International Equity Fund		State Street Institutional International Equity Fund
Investment Class	GIEIX	Investment Class	SIEIX
Service Class	GIESX	Service Class	SIESX
GE Institutional U.S. Large-Cap Core Equity Fund		State Street Institutional U.S. Large-Cap Core Equity Fund
Investment Class	GEIVX	Investment Class	SILCX
Service Class	GEVSX	Service Class	SSLVX
GE Institutional Premier Growth Equity Fund		State Street Institutional Premier Growth Equity Fund
Investment Class	GEIPX	Investment Class	SSPGX
Service Class	GEPSX	Service Class	SSPSX
GE Institutional S&P 500 Index Fund		State Street Institutional S&P 500 Index Fund
Investment Class	GIDIX	Investment Class	SIDIX
Service Class	GIDSX	Service Class	SIDSX
GE Institutional Small-Cap Equity Fund		State Street Institutional Small-Cap Equity Fund
Investment Class	GSVIX	Investment Class	SIVIX
Service Class	GSQSX	Service Class	SSQSX
GE Institutional Strategic Investment Fund		State Street Institutional Strategic Investment Fund
Investment Class	GSIVX	Investment Class	SIIVX
Service Class	GSRVX	Service Class	SISVX
GE Institutional U.S. Equity Fund		State Street Institutional U.S. Equity Fund
Investment Class	GUSIX	Investment Class	SUSIX
Service Class	GUSSX	Service Class	SUSSX

Furthermore, effective November 30, 2016: all references to “www.geam.com” as the website for the Funds are changed to “www.ssga.com/geam”; all references to “www.geam.com/prospectus” as the location online where the Funds’ Summary Prospectuses, Statutory Prospectus, Statement of Additional Information and other information about the Funds can be found are changed to “www.ssga.com/geam/prospectus”; and all references to “gefunds@ge.com” as the email address that can be used to request information about the Funds are changed to “Statestreetfunds@ssga.com.”

Furthermore, effective on or about January 1, 2017, the primary individual portfolio managers for the State Street Institutional S&P 500 Index Fund (formerly known as the GE Institutional S&P 500 Index Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 19 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser
Mike Feehily, CFA	Less than 1 year	Senior Managing Director at SSGA
Karl Schneider, CAIA	15 years	Vice President at SSGA
Olga G. Winner, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 27, 2017, the primary individual portfolio managers for the State Street Institutional U.S. Equity Fund (formerly known as the GE Institutional U.S. Equity Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 4 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson, CFA	4 years	Senior Managing Director at SSGA
Tom Lincoln, CFA	Less than 1 year	Managing Director at SSGA
Chris Sierakowski, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 27, 2017, the primary individual portfolio managers for the State Street Institutional U.S. Large-Cap Core Equity Fund (formerly known as the GE Institutional U.S. Large-Cap Core Equity Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 8 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson, CFA	Less than 1 year	Senior Managing Director at SSGA
Chris Sierakowski, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 1, 2017, the following portfolio manager biographies are added and supplements the section entitled “About the Investment Adviser – Portfolio Manager Biographies” starting on page 51 of the Statutory Prospectus:

Mike Feehily, CFA, is a Senior Managing Director at SSGA and the Adviser and Co-Head of Global Equity BetaSolutions in North America. He is also a member of the Senior Leadership Team and sits on the firm’s North America Product Committee and Trade Management Oversight Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years at State Street Global Markets LLC, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA. He joined State Street in 1992. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

Olga G. Winner is a Vice President at SSGA and a Portfolio Manager in the Global Equity Beta Solutions team. She is responsible for the management of several domestic, international developed and emerging market strategies, which include separate accounts, commingled funds, mutual funds and ETFs. Prior to joining SSGA, Olga worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. Olga holds an MBA and MSF from the Carroll School of Management at Boston College and a BS in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Furthermore, effective on or about January 27, 2017, the following portfolio manager biographies are added and supplements the section entitled “About the Investment Adviser – Portfolio Manager Biographies” starting on page 51 of the Statutory Prospectus:

Tom Lincoln is a Managing Director at SSGA and Head of Fundamental Equity Research. He is responsible for leading a team of global sector and regional equity analysts supporting US, International Developed, and Emerging Market strategies. Tom joined SSGA in July 2016 through its acquisition of GE Asset Management (GEAM). He joined GE in 1990 as part of their Financial Management Program (FMP). Tom began his career in the investment industry with GEAM in 1993, and most recently was their Director of Research (DOR) for global equities. During the previous two decades Tom also held investment roles as an Equity Research Analyst managing sector portfolios, as well as a Senior Portfolio Manager running a large cap growth strategy. Tom graduated from Boston University with a BS in Finance and Operations Management. He is also a holder of the Chartered Financial Analyst designation, and a member of the New York Society of Security Analysts.

Chris Sierakowski is a Vice President at SSGA and a Portfolio Manager in the Fundamental Equity Group. He is responsible for investment management and research. Chris joined SSGA in July 2016 through its acquisition of GE Asset Management (GEAM). While at GEAM, Chris ran a diversified U.S. Core Equity portfolio. He began his investment career at GEAM in 1999 as an equity research analyst. While at GEAM, Chris held a series of portfolio management and analyst roles including industry coverage for the software, computer hardware, business services, semiconductors and payments industries. He also managed a Technology sector portfolio and acted as global Tech, Media and Telecom sector leader. Prior to GEAM, Chris spent several years in IT consulting and as an officer in the U.S. Army. Chris has a BS in Economics from the United States Military Academy and an MBA in Finance, Strategy, and Accounting from the University of Chicago Booth School of Business. He earned the Chartered Financial Analyst designation and has been a member of the CFA Institute since 2002.

This Supplement should be retained with your

Summary Prospectuses, Statutory Prospectus and SAI for future reference.

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